BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY - Additional Information (Details)						1 Months Ended	12 Months Ended
	Nov. 10, 2021 shares	Jun. 03, 2021 USD ($) shares	Jan. 13, 2021 CNY (¥) item shares	Dec. 10, 2019	Aug. 21, 2018 USD ($) shares	Aug. 21, 2018 CNY (¥) shares	Jun. 30, 2022 CNY (¥) item shares	Jun. 30, 2022 USD ($) item shares	Jun. 30, 2021 CNY (¥) shares	Jun. 30, 2020 CNY (¥) shares	Jun. 03, 2021 CNY (¥)	Jun. 03, 2021 USD ($) $ / shares	Jan. 13, 2021 USD ($) item $ / shares	Dec. 31, 2020
Cost Method Investment Ownership Percentage					43.00%	43.00%								43.00%
Ownership interest (as a percent)					8	8
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeiture					487,057
Income (loss) from investment in unconsolidated entity							¥ 15,411	$ 2,301	¥ (266,707)	¥ 462,879
Loss (income) from investment in unconsolidated entity | ¥									(251,296)
Reverse stock split							0.2	0.2
Remeasurement gain of previously held equity interests in connection with step acquisition | ¥									979,254	0
Investment loss | ¥									266,707
Future Gas Station (Beijing) Technology, Ltd
Ownership interest (as a percent)			51										51
Payments to Acquire Additional Interest in Subsidiaries					$ 10,000,000	¥ 10,000,000
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeiture						487,057
Number of gas stations extending business | item							200	200
Number of Company's subsidiaries who entered into the fourth supplemental agreement to the investment agreement | item			2										2
Equity Method Investment, Additional Information					As consideration for increasing its affiliates’ interest in FGS from 8% to 43%, the Company will (1) pay a total of RMB 10 million in cash to FGS and (2) issue 487,057 restricted Class A Ordinary Shares of the Company (the “Restricted Shares”) to the other shareholders of FGS within 30 days after FGS finalizes recording the Company’s corresponding interest at the local governmental agency.
Stock price | $ / shares													$ 1.61
Fair market value of waived performance goals			¥ 1,689,807										$ 261,667
Remeasurement gain of previously held equity interests in connection with step acquisition | ¥							¥ 979,254
Amortization expense							700,000	$ 104,513	350,000	¥ 0
Investment in Starry Blockchain Energy Pte. Ltd
Cost Method Investment Ownership Percentage											30.00%	30.00%
Ownership interest (as a percent)											30	30
Payments to Acquire Equity Method Investments | $		$ 3,000,000
Stock price | $ / shares												$ 13.80
Fair value of shares issued											¥ 27,675,450	$ 4,327,600
Investment loss							¥ 15,411	$ 2,301	¥ 15,411
Future Gas Station (Beijing) Technology, Ltd
Percentage of equity interest to be acquired in exchange for waiver of performance goals			8.00%										8.00%
Consideration in shares			487,057
Percentage of deemed consideration of equity.			8.00%
Number of Shares cancelled			162,352
Restricted shares
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeiture							128,672	128,672	188,662	250,086
Restricted shares | Future Gas Station (Beijing) Technology, Ltd
Consideration in shares			487,057
Minimum
Ownership interest (as a percent)					8	8
Maximum
Ownership interest (as a percent)					43	43
Class A ordinary shares
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeiture						487,057
Reverse stock split				0.2
Class A ordinary shares | Future Gas Station (Beijing) Technology, Ltd
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeiture					487,057
Class A ordinary shares | Starry
Number of shares issued	500,000
Class A ordinary shares | Restricted shares | Investment in Starry Blockchain Energy Pte. Ltd
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeiture	316,345	316,345
Stock price | $ / shares												$ 9.48